Other Current and Other Non-Current Assets - Schedule of Other Current and Other Non-Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current and Other Non-Current Assets [Abstract]
Prepayments – office and warehouse rental	$ 109,997	$ 820,110
Prepayments and refund - insurance	199,806	430,693
Prepayments - others	350,400	566,715
Deposits	1,243,195
Input VAT and other taxes receivable	288,872	233,709
Tools and supplies	132,523	113,136
Interest receivable on bank deposits	90,371	65,808
Cash advances to employees	11,664	46,685
Uniforms	10,677	14,583
Other receivables	3,533
Other current assets	2,441,038	2,291,439
Deposits	272,827	998,971
Other non-current assets	$ 272,827	$ 998,971